Income taxes - Income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Line Items]
Profit (loss) before tax	€ (526)	€ (1,731)	€ 509
Share of profit (loss) of associates and joint ventures accounted for using equity method	(98)	(2)	(4)
Income before taxes continuing operations	(429)	(1,729)	513
Current tax expense (income) and adjustments for current tax of prior periods	201	97	298
Deferred tax expense (income) recognised in profit or loss	274	210	401
Tax expense (income)	€ (73)	€ (113)	€ (103)